CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue, net		$ 8,293	$ 19,243	$ 21,442
Operating expenses:
Costs of goods sold, including related party expenses of $332 and $21, respectively		7,584	708	2,414
Selling, general and administrative, including related party expenses of $369 and $362, respectively		50,642	18,157	28,870	$ 16,460
Research and development, including related party expenses of $182 and $194, respectively		13,206	10,954	16,115	13,619
Amortization of intangible assets	$ 1,133	1,700	1,700	2,267	1,133
Total operating expenses		73,132	31,519	49,666	31,212
Loss from operations		(64,839)	(12,276)	(28,224)	(31,212)
Change in the fair value of convertible promissory notes					(1,215)
Change in the fair value of warrants		(9,282)	(950)	(1,466)	3,538
Interest expense, net		(949)	(134)	(432)	(193)
Other income, net		1,032	3,631	6,000	1,132
Loss before income taxes		(74,038)	(9,729)	(23,866)	(28,368)
Provision for income taxes		17	2,236	2,039	(5,404)
Net loss		(74,055)	(11,965)	(25,905)	(22,964)
Accretion of senior preferred stock to redemption value		(139,237)	(6,568)	(11,372)	10,400
Accretion of noncontrolling interest put option to redemption value		(285)	(467)	(567)
Net loss attributable to common stockholders		$ (213,577)	$ (19,000)	$ (37,844)	$ (12,564)
Not loss per share attributable to common stockholders - basic		$ (98.79)	$ (8.85)	$ (17.61)	$ (5.93)
Net loss per share attributable to common stockholders - diluted		$ (98.79)	$ (8.85)	$ (17.61)	$ (5.93)
Weighted average common shares outstanding - basic		2,161,848	2,147,064	2,149,182	2,120,200
Weighted average common shares outstanding - diluted		2,161,848	2,147,064	2,149,182	2,120,200
Product revenue
Revenue:
Total revenue, net		$ 8,293	$ 509	$ 2,708
Licensing revenue
Revenue:
Total revenue, net			$ 18,734	$ 18,734